SHAREHOLDERS' EQUITY - Non-controlling interests (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-controlling interests
Non-controlling interests opening balance	₽ (4,838)
Dividends to non-controlling interests	51	₽ 52	₽ 52
Non-controlling interests closing balance	(5,750)	(4,838)
Statement of financial position
Current assets	300,883	263,300
Non-current assets	782,047	752,518
Current liabilities	(551,345)	(473,420)
Non-current liabilities	(535,202)	(527,794)
Income statement
Revenue, gross of intercompany	(541,749)	(527,921)	(489,831)
Profit for the year, gross of intercompany	(33,435)	(64,269)	(62,073)
Non-controlling interests
Non-controlling interests
Dividends to non-controlling interests	51	52	52
Income statement
Profit for the year, gross of intercompany	(861)	(796)	(661)
MGTS Group
Non-controlling interests
Non-controlling interests opening balance	(4,909)	(4,055)	(3,328)
Profit for the year attributable to non-controlling interests	(869)	(803)	(675)
Other	(52)	(51)	(52)
Non-controlling interests closing balance	(5,830)	(4,909)	(4,055)
Statement of financial position
Current assets	34,752	34,282
Non-current assets	70,279	57,631
Current liabilities	(12,778)	(13,497)
Non-current liabilities	(14,940)	(17,691)
Income statement
Revenue, gross of intercompany	(43,015)	(41,255)	(41,103)
Profit for the year, gross of intercompany	₽ (15,381)	₽ (14,203)	₽ (11,811)